Cover	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity File Number	001-38298
Entity Registrant Name	ZOMEDICA CORP.
Entity Central Index Key	0001684144
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	100 Phoenix Drive, Suite 125
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48108
City Area Code	734
Local Phone Number	369-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ZOM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true